7. Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Director [Member]
Related Party Transactions	$ 6,655	$ 45,452	$ 22,026	$ 79,409
Chief Executive Officer [Member]
Related Party Transactions	$ 16,875	$ 28,679	$ 38,715	$ 44,582